Short-Term Debt - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Working capital purposes	$ 150
Short-term borrowings outstanding on the credit facility	0	0
Short-term debt expiration date	Mar. 01, 2017
March 2017 [Member]
Short-term Debt [Line Items]
Current borrowing capacity	$ 300
Short-term debt expiration date	Mar. 01, 2017